Financial Instruments - Not Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LIABILITIES
Deferred finance costs, net	$ 22,700	$ 9,800
Fair Value
ASSETS
Cash and cash equivalents	1,037,292	453,384
Fair Value | Secured long-term debt, including current portion
LIABILITIES
Long-term debt	415,016	481,780
Fair Value | Unsecured long-term debt
LIABILITIES
Long-term debt	782,269	259,834
Non-recurring basis | (Level I)
ASSETS
Cash and cash equivalents	1,037,292	453,384
Non-recurring basis | (Level I) | Unsecured long-term debt
LIABILITIES
Long-term debt	782,269	259,834
Non-recurring basis | (Level II) | Secured long-term debt, including current portion
LIABILITIES
Long-term debt	415,016	481,780
Non-recurring basis | Fair Value
ASSETS
Cash and cash equivalents	1,037,292	453,384
Non-recurring basis | Fair Value | Secured long-term debt, including current portion
LIABILITIES
Long-term debt	415,016	481,780
Non-recurring basis | Fair Value | Unsecured long-term debt
LIABILITIES
Long-term debt	$ 782,269	$ 259,834